Trade and Other Receivables (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Trade and Other Receivables
Beginning of the year	$ 929,000,000	$ 574,000,000
Additions	418,000,000	487,000,000
Unused amounts reversed	(224,000,000)	(30,000,000)
Used during the year	0	(4,000,000)
Inflation adjustment	(284,000,000)	(98,000,000)
End of the year	$ 839,000,000	$ 929,000,000